Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of Inventories
	As of December 31,
	2021	2020
Raw materials	$578,608	$378,547
Finished goods	1,428,620	1,087,194
Low-value consumption goods	102,491	69,774
Work in progress	307,297	609,440
Total Inventory	2,417,016	2,144,955
Less: reserve for obsolete inventories	0	176,805
Total	$2,417,016	$1,968,150